Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Award Grants

Equity grants made to the named executive officers must be approved by the Board of Managers. During 2024 and 2025, restricted unit awards (“RUAs”) were granted to the officers of the Partnership and the managers on February 26, 2024, and February 25, 2025, respectively. As part of the Partnership’s annual performance and compensation review process, the Board of Managers approves RUA grants to our named executive officers in the first fiscal quarter of the following fiscal year, after the Partnership’s fiscal year-end to which the grant relates. The Board of Managers does not grant equity awards in anticipation of the release of material nonpublic information, and the Partnership does not time the release of material nonpublic information based on equity award grant dates.

In accordance with Item 402(x) of Regulation S-K, we are providing information regarding our procedures related to the grant of unit options close in time to the release of material non-public information. To date, the Board of Managers has not granted unit options to officers of the Partnership, Managers, or any other individual. Although the Partnership does not have a formal policy that requires us to award equity or equity-based compensation on specific dates, as a matter of policy, the Board of Managers generally prohibits the grant of unit options or other equity awards to executive officers of the Partnership, Managers, and any other grantee during closed quarterly trading windows (as determined in accordance with the Partnership’s insider trading policy). Our insider trading policy also prohibits Managers, officers, and employees from trading in our BUCs while in possession of or on the basis of material non-public information concerning the Partnership. The Board of

Managers does not take material non-public information into account when determining the timing of equity awards, nor does the Partnership time the disclosure of material non-public information for the purpose of impacting the value of executive compensation. The Partnership generally issues equity awards to our executive officers on a limited and infrequent basis, and not in accordance with any fixed schedule. During 2024, there were no equity awards granted to any named executive officer within four business days preceding or one business day after the filing of any report of Forms 10-K, 10-Q, or 8-K that disclosed material nonpublic information.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false